Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Present value of unfunded obligation	$ 7,258	$ 5,849
Total	$ 7,258	$ 5,849